Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summarizes the Movement of Intangibles Assets

The following tables summarize the movement of intangibles assets:

in CHF thousands	Licenses	Total
Acquisition cost:
Balance as of December 31, 2022	12,206	12,206
Balance as of December 31, 2023	12,206	12,206
Additions	1,086	1,086
Balance as of December 31, 2024	13,292	13,292

Carrying amount:
As of December 31, 2023	12,206	12,206
As of December 31, 2024	13,292	13,292